As filed with the Securities and Exchange Commission on May 18, 2009
Registration Nos. 333-128910
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 13	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 96	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:
Stephen P. Horvat, Jr.	Frederick R. Bellamy, Esq.
Senior Vice President – Legal	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	1275 Pennsylvania Avenue, N.W.
Sammons Financial Group	Washington, DC 20004-2415
525 W. Van Buren
Chicago, IL 60607

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
x	Immediately upon filing pursuant to paragraph (b) of Rule 485
o	On _ pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485
If appropriate check the following box:

o	This post-effective amendment designates a new effective date for a previously filed post-effective
amendment		filed ________.

Title of securities being registered:
Vector Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

Vector Variable Annuity
Vector II Variable Annuity

Flexible Premium Deferred Variable Annuity
issued by: Midland National Life Insurance Company
through the Midland National Life Separate Account C

Supplement dated May 18, 2009,
to Prospectuses Dated May 1, 2009

This supplement will alter the prospectuses listed above in the following manner:

On the first page of the prospectus, in the fifth paragraph, the second sentence:

Change 82 investment divisions to 83 investment divisions

On page two of the prospectuses under “SEPARATE ACCOUNT INVESTMENT PORTFOLIOS” add the following investment portfolio, which is available as of June 30, 2009:

Chariot Absolute Return Currency Portfolio

Under “OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS” as a new sub section after “Availability of the Portfolios” add the following:

Investment Allocations in the Funds

You may choose to use the services of a registered investment advisor to provide You with advice for allocating the assets in Your contract into the funds. If You do so, Your relationship with Your registered investment advisor will be governed solely by the terms of Your agreement with such advisor. Remember that any allocation decisions and instructions of Your registered investment advisor are the sole responsibility of You and Your advisor, and are not Our responsibility. Midland National Life does not provide investment advice, and we are not affiliated with, and we do not recommend or endorse, any such investment advisors.

Under “SEPARATE ACCOUNT C AND THE FUNDS” subsection “The Funds” in the first sentence:

Change 82 portfolios to 83 portfolios

Under “SEPARATE ACCOUNT C AND THE FUNDS” subsection “Investment Policies Of The Funds’ Portfolios” add the following to the table, which is available as of June 30, 2009:

Northern Lights Variable Trust
Chariot Absolute Return Currency Portfolio

Seeks to achieve consistent positive absolute returns throughout various market cycles. The Portfolio’s investment objective is a non-fundamental policy and may be changed by the Portfolio's Board of Trustees without a shareholder vote.

Under “SEPARATE ACCOUNT C AND THE FUNDS” subsection “Investment Policies Of The Funds’ Portfolios” under the table in the first paragraph, add the following change to this fund manager:

Critical Math Advisors LLC manages the Adaptive Allocation Portfolio and the Chariot Absolute Return Currency Portfolio of the Northern Lights Variable Trust.

Under “CHARGES, FEES, AND DEDUCTIONS” subsection "CHARGES IN THE FUNDS" add the following as a new subsection:

INVESTMENT ADVISORY FEES

If you authorize Us to do so, We may also take partial surrenders out of Your accumulation value to pay investment advisory fees that You owe to Your investment advisor for advisory services in connection with the allocation of Your accumulation value among the Funds. The amount of any such fee depends on Your agreement with Your investment advisor. See your investment advisor's Form ADV Part II, and Your agreement with Your advisor, for more information.

If We do take deductions out of Your accumulation value in the contract to pay Your investment advisory fees, We would be doing so solely as an accommodation for You and Your investment advisor. Even if We provide that service, We are not and would not be responsible in any way for Your investment advisor. Midland National Life does not provide investment advice, and We are not affiliated with, and We do not recommend or endorse, any such investment advisors.

Under “DISTRIBUTION OF THE CONTRACTS” replace the sixth paragraph in its entirety with the following:

In addition to ordinary commissions, Sammons Securities Company operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services. It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to fund allocations in the contract. Please be certain to review Your registered investment advisor’s Form ADV Part II carefully for disclosure about their compensation and conflicts of interest in connection with the contracts. Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the contract; in that case, they would also receive commissions and other compensation for selling You the contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial surrenders of Your accumulation value in the contract).

Parts A, B & C of Post-Effective Amendment No. 12, filed on April 29, 2009, to this registration statement are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 18th day of May, 2009.

By: MIDLAND NATIONAL LIFE
SEPARATE ACCOUNT A (REGISTRANT)

Attest: /s/ *	By: /s/*
MICHAEL M. MASTERSON
Chairman of the Board

By: MIDLAND NATIONAL LIFE
INSURANCE COMPANY (DEPOSITOR)

Attest: /s/ *	By: /s/*
MICHAEL M. MASTERSON
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

Signatures	Title

/s/ *	Chairman of the Board of Directors,
MICHAEL M. MASTERSON	Director, Chief Executive Officer
(Principal Executive Officer)

/s/ *	President, Director
ESFANDYAR E. DINSHAW	Annuity Division

/s/ *	Senior Vice President, Director
JOHN J. CRAIG, II	Chief Financial Officer
(Principal Financial & Accounting Officer)

/s/ *	Director, President and Chief Operating Officer
STEVEN C. PALMITIER	Life Division

Director, President of Sammons Enterprises, Inc.
ROBERT W. KORBA

Director
DAVID E. SAMS

*By: /s/_______________________________________ Date: May 18, 2009
Teresa A. Silvius
Attorney-in-Fact
Pursuant to Power of Attorney